Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Analysis of income and expense [abstract]
Jet fuel costs	¥ 42,814	¥ 42,922	¥ 31,895
Flight personnel payroll and welfare	12,709	11,467	10,574
Air catering expenses	3,975	3,734	3,379
Civil Aviation Development Fund	2,332	2,940	2,720
Aircraft operating lease charges	1,412	8,726	8,022
Training expenses	1,142	894	1,184
Aircraft Insurance	192	163	0
Others	5,990	5,370	5,204
Flight operation expenses	¥ 70,566	¥ 76,216	¥ 62,978

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).